Document and Entity Information	9 Months Ended
Sep. 30, 2025
Document and Entity Information [Abstract]
Document Type	6-K/A
Document Period End Date	Sep. 30, 2025
Entity Registrant Name	TELECOM ARGENTINA SA
Entity Central Index Key	0000932470
Amendment Flag	true
Amendment Description	Telecom Argentina S.A. is amending its report on Form 6-K furnished to the Securities and Exchange Commission on November 12, 2025 (File/Film Number: 001-13464 / 251472929) (the “Original 6-K”) solely for the purposes of (i) adding Exhibit 101, which contains Interactive Data File disclosure in accordance with Rule 405 of Regulation S-T, and (ii) reflecting a minor correction for consistency in the section “Liquidity and Capital Resources — Cash Flow”, of the Operating and financial review and prospects as of September 30, 2025. Except as described above, this amendment does not amend any other information set forth in the Original 6-K.
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	Q3